Vanguard High-Yield Active ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard High-Yield Active ETF - ETF Shares	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.22%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.